Lincoln Variable Insurance Products Trust 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone:       484-583-8083

e-Mail:      kristen.winsko@lfg.com

VIA EDGAR

April 27, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE: Registrant: Lincoln Variable Insurance Products Trust (“Trust”)

On behalf of the following series:

LVIP American Century VP Mid Cap Value Managed Volatility Fund
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Blackrock Equity Dividend Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco V.I. Comstock Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSgA Global Tactical Allocation Managed Volatility Fund
LVIP SSgA International Managed Volatility Fund
LVIP SSgA Large Cap Managed Volatility Fund

LVIP SSGA SMID Cap Managed Volatility Fund
LVIP VIP Mid Cap Managed Volatility Portfolio
LVIP American Global Balanced Allocation Managed Risk Fund
LVIP American Global Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Managed Risk Profile 2010 Fund
LVIP Managed Risk Profile 2020 Fund
LVIP Managed Risk Profile 2030 Fund
LVIP Managed Risk Profile 2040 Fund
LVIP Managed Risk Profile 2050 Fund
LVIP U.S. Growth Allocation Managed Risk Fund

(the “Funds”).

File Nos.: 033-70742 and 811-08090

Dear Sir or Madam:

Attached for filing on behalf of the Trust, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Funds’ Prospectuses dated May 1, 2015, as supplemented April 11, 2016. The purpose of this filing is to submit the Funds’ Rule 497(e) filing in XBRL format.

Please contact me at the number indicated above if you have any questions or comments about this filing.

Sincerely,

/s/ Kristen N. Winsko

Kristen N. Winsko, Esq.

Senior Counsel